Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Combined Data for Domestic and Foreign Defined Benefit Pension and Post Retirement Healthcare Plans
The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollars in millions)	2021	2020	2021	2020	2021	2020	2021	2020
Weighted-average assumptions used to determine benefit obligations
Discount rate	3.03%	2.80%	2.11%	1.59%	3.03%	2.80%	2.15%	1.65%
Rate of compensation increase	N/A	N/A	3.43	3.12	3.00	3.00	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(5,030)	$(4,659)	$(1,614)	$(1,394)	$(156)	$(145)	$(4)	$(6)
Service cost	—	—	(14)	(12)	(1)	(1)	—	—
Interest cost	(137)	(156)	(25)	(27)	(4)	(5)	—	—
Actuarial gain (loss)	164	(455)	112	(167)	17	(14)	—	2
Benefits paid	256	240	50	47	10	9	—	—
Foreign exchange adjustment	N/A	N/A	35	(61)	N/A	N/A	1	—
Benefit obligation at end of period	(4,747)	(5,030)	(1,456)	(1,614)	(134)	(156)	(3)	(4)
Change in fair value of plan assets
Fair value at beginning of period	6,132	5,738	1,786	1,529	127	117	—	—
Actual return on plan assets	238	619	89	232	17	10	—	—
Employer contributions	15	15	12	10	10	9	—	—
Benefit payments	(256)	(240)	(50)	(47)	(10)	(9)	—	—
Foreign exchange adjustment	N/A	N/A	(30)	62	N/A	N/A	—	—
Fair value at end of period	6,129	6,132	1,807	1,786	144	127	—	—
Funded status at end of period	$1,382	$1,102	$351	$172	$10	$(29)	$(3)	$(4)
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss	$1,425	$1,625	$3	$184	$44	$77	$(1)	$(1)
Prior service cost (credit)	—	—	1	2	(20)	(26)	—	—
Total loss (before tax effects)	$1,425	$1,625	$4	$186	$24	$51	$(1)	$(1)
(a)    The benefit obligation for pension benefits is the projected benefit obligation, and for healthcare benefits, it is the accumulated benefit obligation.
N/A – Not applicable.

Schedule of Net Benefit Costs

Net periodic benefit (credit) cost	Pension Benefits						Healthcare Benefits
	Domestic			Foreign			Domestic			Foreign
(dollars in millions)	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$5,710	$5,437	$5,304	$1,586	$1,415	$1,277	$123	$116	$111	N/A	N/A	N/A
Discount rate	2.80%	3.45%	4.45%	1.59%	2.02%	2.95%	2.80%	3.45%	4.45%	1.65%	2.10%	3.10%
Expected rate of return on plan assets	5.375	6.00	6.50	2.17	2.85	3.54	5.375	6.00	6.50	N/A	N/A	N/A
Rate of compensation increase	N/A	N/A	N/A	3.12	3.19	2.98	3.00	3.00	3.00	N/A	N/A	N/A
Cash balance interest crediting rate	4.00	4.00	4.00	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Components of net periodic benefit (credit) cost:
Service cost	$—	$—	$—	$14	$12	$11	$1	$1	$1	$—	$—	$—
Interest cost	137	156	178	25	27	32	4	5	6	—	—	—
Expected return on assets	(300)	(319)	(337)	(34)	(39)	(45)	(7)	(7)	(7)	—	—	—
Amortization of:
Prior service cost (credit)	—	—	—	1	—	—	(6)	(7)	(7)	—	—	—
Net actuarial loss	98	87	53	13	11	2	6	4	4	—	—	—
Settlement loss	—	—	—	1	—	—	—	—	—	—	—	—
Net periodic benefit (credit) cost	$(65)	$(76)	$(106)	$20	$11	$—	$(2)	$(4)	$(3)	$—	$—	$—
N/A – Not applicable.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

Changes in other comprehensive (income) loss in 2021	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net (gain) arising during period	$(102)	$(167)	$(27)	$—
Recognition of prior years’ net (loss)	(98)	(14)	(6)	—
Recognition of prior years’ service credit	—	(1)	6	—
Total recognized in other comprehensive (income) (before tax effects)	$(200)	$(182)	$(27)	$—

Schedule of Net Funded Status

	Domestic		Foreign
(in millions)	2021	2020	2021	2020
Pension benefits:
Prepaid benefit cost	$1,535	$1,272	$411	$284
Accrued benefit cost	(153)	(170)	(60)	(112)
Total pension benefits	$1,382	$1,102	$351	$172
Healthcare benefits:
Accrued benefit cost	$10	$(29)	$(3)	$(4)
Total healthcare benefits	$10	$(29)	$(3)	$(4)

Defined Benefit Plan, Plan with Projected Benefit Obligation in Excess of Plan Assets

Plans with obligations in excess of plan assets	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(in millions)	2021	2020	2021	2020	2021	2020	2021	2020
Projected benefit obligation	$153	$170	$100	$459	N/A	N/A	N/A	N/A
Fair value of plan assets	—	—	39	347	N/A	N/A	N/A	N/A
Accumulated benefit obligation	153	170	82	196	$87	$94	$3	$4
Fair value of plan assets	—	—	39	113	—	—	—	—
N/A – Not applicable.

Schedule of Expected Benefit Payments
The following benefit payments for the pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid over the next 10 years:

Expected benefit payments
(in millions)		Domestic	Foreign
Pension benefits:
Year	2022	$268	$45
	2023	276	47
	2024	282	47
	2025	277	49
	2026	275	51
	2027-2031	1,326	273
Total pension benefits		$2,704	$512
Healthcare benefits:
Year	2022	$10	$—
	2023	10	—
	2024	10	—
	2025	10	—
	2026	9	—
	2027-2031	39	1
Total healthcare benefits		$88	$1

Schedule of Allocation of Plan Assets
Our pension assets were invested as follows:

Asset allocations	Domestic			Foreign
	2021	2020		2021	2020
Fixed income	60%	62%		82%	82%
Equities	37	36		8	8
Alternative investments	2	2		9	9
Cash	1	—	(a)	1	1
Total pension benefits	100%	100%		100%	100%
(a)    The allocation percentage is less than 1%.

Schedule of Changes in Fair Value of Plan Assets
The following tables present the fair value of each major category of plan assets as of Dec. 31, 2021 and Dec. 31, 2020, by captions and by ASC 820, Fair Value Measurement, valuation hierarchy.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2021
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$1,115	$—	$—	$1,115
Non-U.S. equity	213	—	—	213
Collective trust funds:
U.S. equity	—	615	—	615
Commingled	—	588	—	588
Fixed income:
U.S. corporate bonds	—	2,863	—	2,863
U.S. Treasury securities	342	—	—	342
State and political subdivisions	—	115	—	115
Sovereign government obligations	6	46	—	52
U.S. government agencies	—	39	—	39
Supranational	—	12	—	12
Other	—	18	—	18
Total domestic plan assets in the fair value hierarchy	$1,676	$4,296	$—	$5,972
Other assets measured at NAV:
Funds of funds				150
Venture capital and partnership interests				7
Total domestic plan assets, at fair value				$6,129

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2021
(in millions)	Level 1	Level 2	Level 3	Total fair value
Corporate debt funds	$—	$1,325	$—	$1,325
Equity funds	—	154	—	154
Sovereign/government obligation funds	—	147	—	147
Cash and currency	18	—	—	18
Total foreign plan assets in the fair value hierarchy	$18	$1,626	$—	$1,644
Other assets measured at NAV				163
Total foreign plan assets, at fair value				$1,807

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2020
(in millions)	Level 1	Level 2	Level 3	Total fair value
Common and preferred stock:
U.S. equity	$578	$—	$—	$578
Non-U.S. equity	147	—	—	147
Collective trust funds:
U.S. equity	—	1,285	—	1,285
Commingled	—	712	—	712
Fixed income:
U.S. corporate bonds	—	2,866	—	2,866
U.S. Treasury securities	228	—	—	228
State and political subdivisions	—	50	—	50
Sovereign government obligations	—	47	—	47
U.S. government agencies	—	31	—	31
Other	—	37	—	37
Mutual funds	1	—	—	1
Total domestic plan assets in the fair value hierarchy	$954	$5,028	$—	$5,982
Other assets measured at NAV:
Funds of funds				135
Venture capital and partnership interests				15
Total domestic plan assets, at fair value				$6,132

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2020
(in millions)	Level 1	Level 2	Level 3	Total fair value
Corporate debt funds	$—	$1,305	$—	$1,305
Sovereign/government obligation funds	—	156	—	156
Equity funds	—	146	—	146
Cash and currency	21	—	—	21
Total foreign plan assets in the fair value hierarchy	$21	$1,607	$—	$1,628
Other assets measured at NAV				158
Total foreign plan assets, at fair value				$1,786

Schedule Of Fair Value Of Plan Assets Valued Using Net Asset Value Per Share Table

Assets valued using NAV at Dec. 31, 2021
(dollars in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$150	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	128	$—	N/A	N/A
Other contracts (c)	42	—	N/A	N/A
Total	$320	$—

Assets valued using NAV at Dec. 31, 2020
(dollars in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Funds of funds (a)	$135	$—	Monthly	30-45 days
Venture capital and partnership interests (b)	138	—	N/A	N/A
Other contracts (c)	35	—	N/A	N/A
Total	$308	$—
(a)Funds of funds includes multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.
(b)Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
(c)Other contracts include assets invested in pooled accounts at insurance companies that are privately valued by the asset manager.
N/A – Not applicable.